Offerings - Offering: 1	Aug. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	6.95
Maximum Aggregate Offering Price	$ 13,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,919.59
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (“Securities Act”), the registration statement to which this exhibit is attached covers any additional shares of the registrant’s ordinary shares of par value $0.0001 each (“Ordinary Shares”) that become issuable under the Ticketplus Ltd. 2026 Equity Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration that results in an increase in the number of the outstanding Ordinary Shares. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein.

Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price of the registrant’s Ordinary Shares as reported on NYSE American on August 7, 2026.